INCOME TAX AND DEFERRED TAX ASSETS (Detail Textuals)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019 USD ($)
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	25.00%	25.00%	25.00%
Period for statute of limitations due to computation errors	3 years
Period for statute of limitations under special circumstances	5 years
Maximum amount of underpayment of tax liability	¥ 100,000			$ 14,000
Period for statute of limitations if tax liability exceeds RMB100,000	10 years
PRC tax Jurisdiction
Income Tax And Deferred Tax Assets [Line Items]
Examination Period	5 years
Hong Kong
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	16.50%